Lease	12 Months Ended
Dec. 31, 2020
Lease
Lease

12          Lease

(a)	Amounts recognised in the balance sheet:

Right-of-use assets is classified as property, plant and equipment (Note 11).

	As at	As at	As at
	1 January	31 December	31 December
	2019	2019	2020
	RMB	RMB	RMB
Lease liabilities
Current	24,329	36,266	35,868
Non-current	108,778	165,615	178,983
	133,107	201,881	214,851

(b)	Amounts recognised in the consolidated statement of comprehensive income:

	2018	2019	2020
	RMB	RMB	RMB
Interest expense (included in finance costs) (Note 8)	—	12,767	16,693
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	—	8,986	4,860

The total cash outflow for leases in 2020 was approximately RMB59,646,000 (2019: RMB49,692,000).